Consolidated Statements of Stockholders' Deficit (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2012	$ 454	$ 98,382	$ (14)	$ (99,271)	$ (449)
Balance (in Shares) at Mar. 31, 2012	45,396,000		7,000
Exercise of stock options	1	98	0	0	99
Exercise of stock options (in Shares)	88,000		0		(87,881)
Issuance of restricted stock awards	0	0	0	0	0
Issuance of restricted stock awards (in Shares)	40,000		0
Cancellation of restricted stock awards (in Shares)	(50,000)		0
Sale of common stock, net of fees of $122	6	872	0	0	878
Sale of common stock, net of fees of $122 (in Shares)	600,000		0
Issuance of commitment shares	2	(2)	0	0	0
Issuance of commitment shares (in Shares)	175,000		0
Common stock repurchased	0	0	(36)	0	(36)
Common stock repurchased (in Shares)	0		27,000
Stock-based compensation expense	0	1,469	0	0	1,469
Net loss	0	0	0	(10,557)	(10,557)
Balance at Mar. 31, 2013	463	100,819	(50)	(109,828)	(8,596)
Balance (in Shares) at Mar. 31, 2013	46,249,000		34,000
Exercise of stock options (in Shares)					0
Issuance of restricted stock awards	13	(13)	0	0	0
Issuance of restricted stock awards (in Shares)	1,365,000		0
Issuance of commitment shares (in Shares)					230,000
Common stock repurchased	0	0	(28)	0	(28)
Common stock repurchased (in Shares)	0		25,000
Beneficial conversion feature	0	1,129	0	0	1,129
Stock-based compensation expense	0	694	0	0	694
Net loss	0	0	0	(7,714)	(7,714)
Balance at Mar. 31, 2014	$ 476	$ 102,629	$ (78)	$ (117,542)	$ (14,515)
Balance (in Shares) at Mar. 31, 2014	47,614,000		59,000